Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of August 2013

Collection Period Start	1-Aug-13	Distribution Date	16-Sep-13
Collection Period End	31-Aug-13	30/360 Days	30
Beg. of Interest Period	15-Aug-13	Actual/360 Days	32
End of Interest Period	16-Sep-13

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		903,616,273.65	744,181,670.81	721,975,337.51	0.7989844
Total Securities		903,616,273.65	744,181,670.81	721,975,337.51	0.7989844
Class A-1 Notes	0.250000%	107,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.450000%	143,000,000.00	120,881,568.71	111,514,295.37	0.7798202
Class A-2b Notes	0.284060%	196,000,000.00	165,683,828.45	152,844,768.49	0.7798202
Class A-3 Notes	0.580000%	214,000,000.00	214,000,000.00	214,000,000.00	1.0000000
Class A-4 Notes	0.740000%	90,000,000.00	90,000,000.00	90,000,000.00	1.0000000
Certificates	0.000000%	153,616,273.65	153,616,273.65	153,616,273.65	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	9,367,273.34	45,330.59	65.5054080	0.3169971
Class A-2b Notes	12,839,059.96	41,834.80	65.5054080	0.2134429
Class A-3 Notes	0.00	103,433.33	0.0000000	0.4833333
Class A-4 Notes	0.00	55,500.00	0.0000000	0.6166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	22,206,333.30	246,098.72

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				10,050,522.20
Monthly Interest				3,367,641.68
Total Monthly Payments				13,418,163.88

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				410,838.76
Aggregate Sales Proceeds Advance				3,016,398.16
Total Advances				3,427,236.92

Vehicle Disposition Proceeds:
Reallocation Payments				4,129,921.00
Repurchase Payments				38,404.99
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				8,299,463.15
Excess Wear and Tear and Excess Mileage				13,815.51
Remaining Payoffs				0.00
Net Insurance Proceeds				584,120.67
Residual Value Surplus				39,245.21
Total Collections				29,950,371.33

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	3,758,045.00			235
Involuntary Repossession	149,880.00			9
Voluntary Repossession	206,206.00			12
Full Termination	-			-
Bankruptcy	15,790.00			1
Insurance Payoff		577,885.26		29
Customer Payoff			27,693.37	1
Grounding Dealer Payoff			5,388,892.37	220
Dealer Purchase			2,091,566.29	81
Total	4,129,921.00	577,885.26	7,508,152.03	588

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of August 2013

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	37,038	846,812,570.61	7.00000%	744,181,670.81
Total Depreciation Received		(11,165,282.95)		(9,053,195.66)
Principal Amount of Gross Losses	(54)	(1,194,542.02)		(1,051,677.19)
Repurchase / Reallocation	(2)	(38,754.36)		(38,404.99)
Early Terminations	(251)	(4,829,754.19)		(4,366,772.62)
Scheduled Terminations	(358)	(8,601,037.24)		(7,696,282.84)
Pool Balance - End of Period	36,373	820,983,199.85		721,975,337.51

Remaining Pool Balance
Lease Payment				208,650,995.64
Residual Value				513,324,341.87
Total				721,975,337.51

III. DISTRIBUTIONS

Total Collections					29,950,371.33
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					29,950,371.33

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					367,712.23
3. Reimbursement of Sales Proceeds Advance					1,568,831.00
4. Servicing Fee:
Servicing Fee Due					620,151.39
Servicing Fee Paid					620,151.39
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					2,556,694.62

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					45,330.59

Class A-2 Notes Monthly Interest Paid					45,330.59
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					41,834.80

Class A-2 Notes Monthly Interest Paid					41,834.80
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					103,433.33

Class A-3 Notes Monthly Interest Paid					103,433.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of August 2013

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	55,500.00

Class A-4 Notes Monthly Interest Paid	55,500.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	246,098.72
Total Note and Certificate Monthly Interest Paid	246,098.72
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	27,147,577.99

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	22,206,333.30

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	22,206,333.30
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,941,244.69

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of August 2013

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,518,081.37
Required Reserve Account Amount		13,554,244.10
Beginning Reserve Account Balance		13,554,244.10
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		13,554,244.10
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,941,244.69
Gross Reserve Account Balance		18,495,488.79
Remaining Available Collections Released to Seller		4,941,244.69
Total Ending Reserve Account Balance		13,554,244.10

V. POOL STATISTICS

Weighted Average Remaining Maturity		16.81
Monthly Prepayment Speed		111%
Lifetime Prepayment Speed		77%

	$	units
Recoveries of Defaulted and Casualty Receivables	980,618.74
Securitization Value of Defaulted Receivables and Casualty Receivables	1,051,677.19	54
Aggregate Defaulted and Casualty Gain (Loss)	(71,058.45)
Pool Balance at Beginning of Collection Period	744,181,670.81
Net Loss Ratio	-0.0095%

Cumulative Net Losses for all Periods	0.0894%	808,276.44

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,196,597.53	227
61-90 Days Delinquent	1,183,454.69	62
91-120+ Days Delinquent	337,051.74	17
Total Delinquent Receivables:	5,717,103.96	306
60+ Days Delinquencies as Percentage of Receivables	0.20%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	3,758,045.00	234
Securitization Value	4,133,918.47
Aggregate Residual Gain (Loss)	(375,873.47)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	11,976,271.57	720
Cumulative Securitization Value	13,361,223.59
Cumulative Residual Gain (Loss)	(1,384,952.02)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		2,178,881.58
Reimbursement of Outstanding Advance		1,568,831.00
Additional Advances for current period		3,016,398.16
Ending Balance of Residual Advance		3,626,448.74

Beginning Balance of Payment Advance		1,039,365.42
Reimbursement of Outstanding Payment Advance		367,712.23
Additional Payment Advances for current period		410,838.76
Ending Balance of Payment Advance		1,082,491.95

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of August 2013

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No